Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-Based Compensation
14.	STOCK-BASED COMPENSATION
2012 Stock Incentive Plan
The Company adopted the 2012 Stock Incentive Plan (the “Plan”) in April 2012 for the issuance of stock options and other stock-based awards to employees, consultants, officers, and directors. As of December 31, 2020 and 2021, the maximum number of shares of Common Stock issuable under the Plan is 20,337,715. There were 5,053,403 and 1,701,678 shares of common stock available for future grants under the Plan as of December 31, 2020 and 2021, respectively.
The Plan is administered by the Company’s board of directors (the “Board”). The exercise prices, vesting and other restrictions are determined at the discretion of the Board, except that the exercise price per share of incentive stock options may not be less than 100% of the fair market value of the common stock on the date of grant. Stock options awarded under the Plan expire ten years after the grant date unless the Board sets a shorter term. Vesting periods for awards under the plans are determined at the discretion of the Board. Incentive stock options granted to employees and non-statutory
options and restricted stock awards granted to employees, officers, members of the Board, advisors, and consultants of the Company typically vest over four or five years.
The fair value of stock option awards is estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

	YEARS ENDED DECEMBER 31,
	2020	2021

Fair value of underlying common stock	$0.69 - $0.98	$1.23 - $8.85
Weighted average risk-free interest rate	0.27% - 1.55%	0.48% - 1.42%
Expected term (in years)	5 - 6	6
Expected volatility	69.5% - 70.4%	56.3% - 68.9%
Expected dividend yield	0.00%	0.00%
The following table summarizes the activity of the Company’s stock options under the Plan for the year ended December 31, 2021:

	SHARES	WEIGHTED- AVERAGE EXERCISE PRICE	AVERAGE REMAINING CONTRACTUAL TERM (in years)	AGGREGATE INTRINSIC VALUE (in thousands)
Outstanding at December 31, 2020	15,001,672	$0.62	8.5	$9,170
Granted	3,811,151	3.20	—	—
Exercised	(253,027)	0.57		2,096
Cancelled or forfeited	(458,248)	1.61		—

Outstanding at December 31, 2021	18,101,548	$1.14	8.0	$139,505

Vested and expected to vest at December 31, 2021	18,101,548	$1.14	8.0	$139,505
Exercisable at December 31, 2021	7,449,211	$0.51	6.9	$62,157
The

weighted-average grant date fair value of stock options granted during the years ended December 31, 2020, and 2021 was $
0.60
per share and $
1.92
per share, respectively. As of December 31, 2021, total unrecognized compensation expense related to stock options totaled approximately $
9.4
 million, which is expected to be recognized over a weighted-average period of
2.9
years.
The aggregate intrinsic value of common stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock. The intrinsic value of options exercised in 2020 and 2021, was approximately $0.1 million and $2.1 million, respectively.

Restricted Stock
The fair value of each restricted common stock award is estimated on the date of grant based on the fair value of the Company’s common stock on that same date. Since 2018, the Company has issued 87,809 shares of restricted common stock to independent members of the Board of Directors, members of the Scientific Advisory Board and certain scientific founders, having a fair value of approximately $84 thousand, and subject to vesting over periods of 2 to 4 years.
A summary of the Company’s restricted stock activity during the years ended December 31, 2020, and 2021 is presented below:

	SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE
Unvested shares as of December 31, 2020	24,937	$0.56
Vested	(20,706)	0.82

Unvested shares as of December 31, 2021	4,231	$1.15

The total fair value of restricted stock that vested during the year ended December 31, 2020 and 2021 was approximately $11 thousand and $25 thousand, respectively.

Stock-Based Compensation Expense
Stock-based compensation expense recorded as research and development and general and administrative expenses, for employees, directors and non-employees
during the years ended December 31, 2020 and 2021 is as follows (in thousands):

	YEARS ENDED DECEMBER 31,
	2020	2021
Research and development	$306	$1,018
General and administrative	353	973
Total stock-based compensation expense	$659	$1,991
The Company expects to recognize additional stock-based compensation expense associated with 292,650 shares subject to GreenLight options that vest based on both a liquidity and a service condition. At the date of grant in 2020, achievement of the conditions in the performance-based award was deemed not probable and, accordingly, the grant date fair value of the award was zero based upon the probable outcome of such conditions. The liquidity condition is satisfied upon the occurrence of certain events, including a merger or acquisition or other business combination transaction involving the Company and a publicly traded special purpose acquisition company or other similar entity and, as a result, the liquidity condition for certain of GreenLight’s options will be satisfied upon the completion of the Business Combination. Assuming achievement of the highest level of performance, the performance-based award would have had a grant date fair value of $0.2 million. In December 2021, the Company’s Board of Directors voted to extend the length of time to allow for the performance vesting to occur by March 31, 2022. The fair value of the award, as modified, was $2.1 million as of the modification date. Upon closing of the Business Combination, the Company expects to recognize approximately $1.4 million of incremental stock-based compensation expense associated with these options, and the remainder will be recognized over the remaining service period. As of December 31, 2021, the performance condition has not yet been achieved, and 292,650 shares subject to performance-based options were not vested.

GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-Based Compensation

13.	STOCK-BASED COMPENSATION
2022 Stock Incentive Plan
On February 1, 2022, stockholders approved the New GreenLight 2022 Equity and Incentive Plan, or the “New GreenLight Equity Plan”, or “Equity Plan”, replacing the GreenLight 2012 Equity Plan (the “2012 Plan”), pursuant to which the Company’s Board of Directors may grant stock options, both incentive stock options and nonstatutory stock options, stock appreciation rights, restricted stock, unrestricted stock, restricted stock units, dividend equivalent rights, or cash awards to employees, directors and consultants. There are 31,750,000 registered shares of common stock reserved for issuance under the Equity Plan. During the six months ended June 30, 2022, 6,713,069 stock options were granted under the Equity Plan.
The Plan is administered by the Company’s Board of Directors (the “Board”). The exercise prices, vesting and other restrictions are determined at the discretion of the Board, except that the exercise price per share of incentive stock options may not be less than 100% of the fair market value of the common stock on the date of grant. Stock options awarded under the Plan expire ten years after the grant date unless the Board sets a shorter term. Vesting periods for awards under the plans are determined at the discretion of the Board. Incentive stock options granted to employees and non-statutory
options and restricted stock awards granted to employees, officers, members of the Board, advisors, and consultants of the Company typically vest over four or five years.
The fair value of stock option awards is estimated on the grant date using the Black-Scholes option pricing model with the following weighted-average assumptions:

	SIX MONTHS ENDED JUNE 30,
	2022	2021
Fair value of underlying common stock	$3.56	$0.80
Weighted average risk-free interest rate	3.00%	1.13%
Expected term (in years)	6.04	6.08
Expected volatility	65.38%	67.83%
Expected dividend yield	0%	0%
The following table summarizes the activity of the Company’s stock options under the Plan for the six months ended June 30, 2022:

	SHARES (1)	WEIGHTED- AVERAGE EXERCISE PRICE (1)	AVERAGE REMAINING CONTRACTUAL TERM (in years)	AGGREGATE INTRINSIC VALUE (in thousands)
Outstanding at December 31, 2021	18,101,548	$1.14	8.0	$139,505
Granted	6,713,069	5.79	—	—
Exercised	(760,534)	0.46	—	250
Cancelled or forfeited	(525,276)	1.36	—	—

Outstanding at June 30, 2022	23,528,807	2.49	8.2	22,335

Vested and expected to vest at June 30, 2022	23,528,807	2.49	8.2	22,335
Exercisable at June 30, 2022	8,891,469	$0.71	6.8	$13,792

(1)
Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy GreenLight’s stock options for New GreenLight stock options at an exchange ratio of approximately 0.6656 as a result of the Business Combination. See Note 3 for further information.

The weighted-average grant date fair value of stock options granted during the six months ended June 30, 2022 and 2021 was $3.56 per share and $0.80 per share, respectively.
As of June 30, 2022, total unrecognized compensation expense related to stock options totaled approximately $32.2 million, which is expected to be recognized over a weighted-average period of 3.5 years.
The aggregate intrinsic value of common stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock. The intrinsic value of options exercised for the six months ended June 30, 2022 and 2021, was approximately $1.1 million and $0.2 million, respectively.
Restricted Stock
The fair value of each restricted common stock award is estimated on the date of grant based on the fair value of the Company’s common stock on that same date.
A summary of the Company’s restricted stock activity during the six months ended June 30, 2022 is presented below:

	SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE
Unvested shares as of December 31, 2021	4,231	$0.76
Vested	(2,898)	0.23

Unvested shares as of June 30, 2022	1,333	$0.22

The total fair value of restricted stock that vested during the six months ended June 30, 2022 and 2021 was approximately $13,000 and $8,000, respectively.
Stock-Based Compensation Expense
Stock-based compensation expense recorded as research and development and general and administrative expenses, for employees, directors and non-employees
during the three and six months ended June 30, 2022 and 2021 is as follows:

	THREE MONTHS ENDED JUNE 30,		SIX MONTHS ENDED JUNE 30,
	2022	2021	2022	2021

	($ in thousands)
Research and development	$958	$188	$1,462	$324
General and administrative	676	219	2,359	431

Total stock-based compensation expense	$1,634	$407	$3,821	$755

The Company recognized additional stock-based compensation expense associated with 292,469 shares subject to GreenLight options that vest based on both a liquidity and a service condition. At the date of grant in 2020, achievement of the conditions in the performance-based award was deemed not probable and, accordingly, the grant date fair value of the award was zero based upon the probable outcome of such conditions. The liquidity condition is satisfied upon the occurrence of certain events, including a merger or acquisition or other business combination transaction involving the Company and a publicly traded special purpose acquisition company or other similar entity and, as a result, the liquidity condition for certain of GreenLight’s options was satisfied upon the completion of the Business Combination. Assuming achievement of the highest level of performance, the performance-based award would have had a grant date fair value of $0.2 million. In December 2021, the Company’s Board of Directors voted to extend the length of time to allow for the performance vesting to occur by March 31, 2022. The fair value of the award, as modified, was $2.2 million as of the modification date. Upon closing of the Business Combination, the Company recognized approximately $1.4 million of incremental stock-based
compensation expense associated with these options during the three months ended March 31, 2022, and the remainder will be recognized over the remaining service period.